Offtake Prepayment - Schedule of Offtake Prepayment (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Offtake Prepayment [Line Items]
Bank guarantee issued against offtake prepayment (note 10)	$ 15,000,000	$ 15,000,000
Bank guarantee [Member]
Schedule of Offtake Prepayment [Line Items]
Bank guarantee issued against offtake prepayment (note 10)	$ 15,000,000	$ 15,000,000